UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	5
Fund expenses	6
Fund at a glance	7
Schedule of investments	8
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
1919 Maryland Tax-Free Income Fund
Letter to shareholders	16
Fund performance	20
Fund expenses	21
Fund at a glance	22
Schedule of investments	23
Statement of assets and liabilities	27
Statement of operations	28
Statements of changes in net assets	29
Financial highlights	30
1919 Socially Responsive Balanced Fund
Letter to shareholders	33
Fund performance	36
Fund expenses	37
Fund at a glance	38
Schedule of investments	39
Statement of assets and liabilities	47
Statement of operations	48
Statements of changes in net assets	49
Financial highlights	50
Notes to financial statements	53
Other information	67
Privacy notice	68
Directory of Funds' service providers	Back Cover

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

The S&P 500 Index returned 17% over the first six months of 2023, as the financial markets began to react to a potentially more resilient economy than initially anticipated. A year ago, economists and market-strategists feared the reversal of emergency monetary measures would push the economy into a recession. However, the diversity and dynamism of the U.S. economy have enabled it to weather both intense inflationary pressure, as well as rapid and sizable increases in the Federal Funds Rate.

As we pass mid-year, the strength of leading indicators, such as unemployment levels, wage growth, and consumer spending seems to indicate a recession is not on the immediate horizon. The June 2023 Consumer Price Index ("CPI") year-over-year growth rate reached 3.0% which is a much healthier reading from the 9.1% reached a year ago. (The 9.1% June 2022 growth rate ranks as the sixth strongest period of inflation over the past century — approaching rates last seen during 1941-42, 1946-47, 1951, 1974-75 and 1979-81). The Federal Reserve fought the 9.1% inflation rate with 10 rate increases with a cumulative lift to the federal funds policy rate of 500 basis points (bps), as of June 30th (525 bps as of July 31st). Debt and equity market investors remain optimistic that the economy can avoid the deep or prolonged recession that many feared a year ago. As of July 31st, the S&P 500 Index is just 5% below its all-time high — set on January 4, 2022.

During the first half of 2023, the sectors that drove most of the S&P 500 Index's performance were the Information Technology Sector (+43%), and Communication Services (+36%). Offsetting these two sectors, were the Utilities (-6%) and Energy (-6%). The Financial Sector returned -0.53%; Regional Banks were the biggest detractor at -36% driven by fears around bank failures and deposit migration.

Financial Service companies have experienced solid annualized revenue and earnings growth year-to-date. However, earnings estimates for the second half have trended lowerdriving down financial service company valuation multiples by ~13%, and in particular bank stock multiples by ~40% (as measured by the forward price to earnings multiple to 8x (June 2023) from 14x (January 2022). Bank investors remain concerned about deposit

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited) (cont'd)

disintermediation and credit loss normalization. However, despite the March deposit disruption, many banks continue to benefit from stable deposit rates and balances. The banks continue to earn interest revenues from higher Prime and Secured Overnight Financing Rate ("SOFR") base lending rates and higher securities yields when compared to the lagged deposit cost increases from a year ago.

Looking forward, we expect earnings for banks to moderate and for insurance companies to continue to grow. Higher interest rates are putting pressure on consumer and corporate cash flows, dampening economic activity by making new investments or major purchases less attractive. Bank loan data from the Federal Reserve H.8 release indicates that growth will continue but at more normalized pace — similar to the +4% during the first half of 2023. While, the rate is below the incredibly robust +12% of 2022, it remains strong on a historical basis. In the second quarter, the industry grew Commercial Real Estate loans by 6% (annualized), as construction lines rolled into larger, more permanent loans. Consumers continue to spend in the second quarter as well; credit card loans grew by 11%. The industry remains optimistic for future card receivable growth, as the unsecured balances on a household basis remain below 2019 levels — leaving consumers more capacity to borrow.

Offsetting the growth from these two loan categories is the noticeable slowdown in corporate lending, that is -2% annualized in the second quarter following a very strong +14% in 2022. The "inventory restock" appears to be largely complete, as line of credit utilization rates are off the bottoms. On the other hand, many Property and Casualty Insurance companies appear to be managing this environment better as they take up policy pricing in a supply constrained market. The demand for catastrophe protection from asset owners remains strong which is driving policy rates well above loss-trend. Insurance risk capital is being withdrawn at a fast pace. Reinsurance pricing increased by 50% at the January 1st "treaty renewal season", and insurance brokers are having a much harder time placing Cat Bonds with fixed-income investors. The elevated losses experienced during 1H2023 has only exacerbated the insurance industry's reduction in capital. It is a good time to be a disciplined and skillful underwriter — as rates are increasing above loss cost and inflation trends.

For the six months ended June 30, 2023, the 1919 Financial Services Fund I Shares returned -12.48%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index, returned +17.51% and -0.26% respectively for the same period. Regional Banks in the S&P 500 returned -36% for the first half of 2023.

How did we respond to these changing market conditions?

During the first six months of 2023, the Fund concentrated its bank positions to take advantage of the indiscriminate valuation discounts that occurred during March and April. Many of the best in class credit underwriters and premier deposit franchise banks were "on sale". The Fund concentrated some of the insurance

1919 Funds 2023 Semi-Annual Report

positions but also added to a few financial data and business analytics companies, which we believe can outperform if the economy were to slow further during a more challenging economic backdrop.

What were the leading contributors to performance?

Our Fin-Tech, real estate, and insurance contributed the most to performance during the first half of the year. The top five contributors were Brown & Brown Inc., Visa Inc., Fiserv Inc., JP Morgan Chase & Co., and Marsh & McLennan Cos. Inc.

What were the leading detractors to performance?

The Fund's allocation to banks contributed the greatest to the underperformance. The individual largest detractors were Charles Schwab Corp., Banner Corp., Heritage Financial Corp., U.S. Bancorp and Truist Financial Corp. Much of the bank underperformance can be attributed to the deposit panic in March.

Thank you for your investment in 1919 Financial Services Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Charles C. King, CFA
Portfolio Manager & Chief Investment Officer
1919 Investment Counsel, LLC

John F. Helfst
Financial Services Analyst & Managing Director
1919 Investment Counsel, LLC

Basis point — a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

CAT Bonds — A catastrophe bond (CAT) is a high-yield debt instrument that is designed to raise money for companies in the insurance industry in the event of a natural disaster. A CAT bond allows the issuer to receive funding from the bond only if specific conditions, such as an earthquake or tornado, occur. If an event protected by the bond activates a payout to the insurance company, the obligation to pay interest and repay the principal is either deferred or completely forgiven.

Consumer Price Index (CPI) — is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Forward price-to-earnings (forward P/E) — is a version of the ratio of price-to-earnings (P/E) that uses forecasted earnings for the P/E calculation. While the earnings used in this formula are just an estimate and not as reliable as current or historical earnings data, there are still benefits to estimated P/E analysis.

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited) (cont'd)

stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Secured Overnight Financing Rate (SOFR) — is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

One cannot invest directly in an index.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 6/30/23 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Additionally, the Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2023 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2023

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-17.61%
Class C	-13.77
Without Sales Charges
Class A	-12.58
Class C	-12.90
Class I	-12.48
S&P 500 Index(i)	16.89
S&P Financials Index(ii)	-0.53

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total annual operating expense ratios for Class A, Class C and Class I were 1.36%, 2.08% and 1.10% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-12.58%	$1,000.00	$874.20	1.42%	$6.60
Class C	-12.90	1,000.00	871.00	2.14	9.93
Class I	-12.48	1,000.00	875.20	1.16	5.39

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,017.75	1.42%	$7.10
Class C	2.48	1,000.00	1,014.18	2.14	10.69
Class I	2.48	1,000.00	1,019.04	1.16	5.81

1  For the six months ended June 30, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2023 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2023 Semi-Annual Report

Schedule of investments

June 30, 2023 (Unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.6%
Capital Markets — 6.8%
Ameriprise Financial Inc.	15,425	$5,123,568
CME Group Inc.	6,300	1,167,327
MarketAxess Holdings Inc.	2,300	601,266
S&P Global Inc.	4,400	1,763,916
Total Capital Markets		8,656,077
Commercial Banks — 44.8%
Bank of America Corp.	210,000	6,024,900
Banner Corp.	72,000	3,144,240
Coastal Financial Corp/WA*	75,000	2,823,750
Columbia Banking System Inc.	68,600	1,391,208
Community Bank System Inc.	11,500	539,120
Farmers & Merchants Bank of Long Beach	200	1,087,000
Fifth Third Bancorp	97,000	2,542,370
First Western Financial Inc.*	77,000	1,432,200
Glacier Bancorp Inc.	62,800	1,957,476
HBT Financial Inc.	66,000	1,217,040
Heritage Financial Corp.	103,000	1,665,510
JPMorgan Chase & Co.	49,940	7,263,273
M&T Bank Corp.	14,400	1,782,144
Pacific Premier Bancorp Inc.	96,263	1,990,719
PNC Financial Services Group Inc.	20,000	2,519,000
QCR Holdings Inc.	63,000	2,584,890
SmartFinancial Inc.	61,000	1,312,110
South State Corp.	47,000	3,092,600
Stock Yards Bancorp Inc.	65,000	2,949,050
Truist Financial Corp.	96,905	2,941,067
U.S. Bancorp	120,000	3,964,800
Webster Financial Corp.	80,000	3,020,000
Total Commercial Banks		57,244,467
Diversified Financial Services — 8.6%
Alerus Financial Corp.	65,000	1,168,700
Charles Schwab Corp/The	57,170	3,240,396
Intercontinental Exchange Inc.	33,000	3,731,640
Voya Financial Inc.	40,000	2,868,400
Total Diversified Financial Services		11,009,136

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Insurance — 19.3%
American Financial Group Inc.	26,900	$3,194,375
Brown & Brown Inc.	63,000	4,336,920
Chubb Limited	43,000	8,280,080
First American Financial Corp.	11,000	627,220
Hanover Insurance Group Inc.	25,000	2,825,750
Marsh & McLennan Cos Inc.	20,000	3,761,600
Reinsurance Group of America Inc.	12,000	1,664,280
Total Insurance		24,690,225
IT Services — 12.7%
Fidelity National Information Services Inc.	49,600	2,713,120
Fiserv Inc.*	34,000	4,289,100
Global Payments Inc.	24,199	2,384,085
I3 Verticals Inc., Class A Shares*	82,480	1,885,493
Visa Inc., Class A Shares	21,000	4,987,080
Total IT Services		16,258,878
Professional Services — 1.8%
Verisk Analytics Inc., Class A Shares	10,000	2,260,300
Total Professional Services		2,260,300
Real Estate Investment Trusts (REITs) — 1.7%
Prologis Inc.	12,000	1,471,560
Simon Property Group LP	5,700	658,236
Total Real Estate Investment Trusts (REITs)		2,129,796
Thrifts & Mortgage Finance — 1.9%
Bridgewater Bancshares Inc.*	60,000	591,000
WSFS Financial Corp.	47,577	1,794,605
Total Thrifts & Mortgage Finance		2,385,605
Total Common Stocks (Cost — $76,228,532)		124,634,484
Short Term Investment — 2.5%
Fidelity Investments Money Market — Government Portfolio — Class I — 4.99%(a)	3,240,895	3,240,895
Total Short Term Investment (Cost — $3,240,895)		3,240,895
Total Investments — 100.1% (Cost — $79,469,427)		127,875,379
Liabilities in Excess of Other Assets — (0.1)%		(151,860)
Total Net Assets — 100.0%		$127,723,519

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $79,469,427)	$127,875,379
Foreign currency at value (cost $18,177)	17,613
Receivable for Fund shares sold	67,710
Dividends and interest receivable	177,546
Prepaid expenses	32,892
Total Assets	128,171,140
Liabilities:
Payable for Fund shares repurchased	205,866
Advisory fees payable	84,421
Distribution fees payable	35,153
Accrued other expenses	122,181
Total Liabilities	447,621
Net Assets	$127,723,519
Components of Net Assets:
Paid-in capital	$69,987,192
Total distributable earnings	57,736,327
Net Assets	$127,723,519
Class A:
Net Assets	$62,700,064
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,548,500
Net Asset Value and Redemption Price	$24.60
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$26.10
Class C:
Net Assets	$19,965,201
Shares Issued and Outstanding (unlimited shares authorized, no par value)	901,423
Net Asset Value, Redemption Price* and Offering Price Per Share	$22.15
Class I:
Net Assets	$45,058,254
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,810,265
Net Asset Value, Redemption Price and Offering Price Per Share	$24.89

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividend income	$1,801,742
Investment interest income	56,574
Total Investment Income	1,858,316
Expenses:
Advisory fees (Note 3)	588,946
Distribution fees (Note 6)	198,042
Transfer agent fees and expenses (Note 3 & Note 6)	124,720
Administration and fund accounting fees (Note 3)	49,329
Registration fees	29,074
Shareholder reporting fees	14,130
Legal fees	11,511
Custody fees (Note 3)	9,312
Audit fees	8,060
Trustees' fees (Note 3)	7,453
Insurance fees	4,367
Compliance fees (Note 3)	3,012
Miscellaneous	4,893
Total Expenses	1,052,849
Net Investment Income	805,467
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	8,400,589
Net change in unrealized appreciation/depreciation on:
Investments	(30,162,314)
Foreign Currency	380
Net Change in Unrealized Appreciation/Depreciation	(30,161,934)
Net Realized and Unrealized Loss on Investments	(21,761,345)
Net Decrease in Net Assets Resulting from Operations	$(20,955,878)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (Unaudited) and the Year Ended December 31,	2023	2022
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$805,467	$1,290,181
Net realized gain	8,400,589	2,073,089
Net change in unrealized appreciation/depreciation	(30,161,934)	(34,064,550)
Net Decrease in Net Assets Resulting from Operations	(20,955,878)	(30,701,280)
Distributions to Shareholders:
Class A	—	(1,740,572)
Class C	—	(469,124)
Class I	—	(1,834,821)
Total Distributions to Shareholders	—	(4,044,517)
Capital Transactions:
Net proceeds from shares sold	9,778,699	25,267,230
Reinvestment of distributions	—	3,721,712
Cost of shares repurchased	(31,899,570)	(49,838,164)
Net Decrease in Net Assets from Capital Transactions	(22,120,871)	(20,849,222)
Total Decrease in Net Assets	(43,076,749)	(55,595,019)
Net Assets:
Beginning of period	170,800,268	226,395,287
End of period	$127,723,519	$170,800,268

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$28.13	$33.49	$26.87	$28.27	$22.77	$27.16
Income from investment operations:
Net investment income[1]	0.14	0.20	0.19	0.20	0.17	0.05
Net realized and unrealized gain (loss) on investments	(3.67)	(4.88)	8.05	(0.23)	6.42	(4.08)
Total income (loss) from investment operations	(3.53)	(4.68)	8.24	(0.03)	6.59	(4.03)
Less distributions:
From net investment income	—	(0.24)	(0.15)	(0.25)	(0.17)	(0.01)
From net realized gain on investments	—	(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	—	(0.68)	(1.62)	(1.37)	(1.09)	(0.36)
Net asset value, end of year	$24.60	$28.13	$33.49	$26.87	$28.27	$22.77
Total return[2]	(12.58)%[6]	(13.97)%	30.88%	0.05%	29.10%	(14.93)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$62,700	$73,800	$86,303	$67,047	$78,401	$71,082
Ratios to average net assets Gross expenses	1.42%[5]	1.36%	1.36%	1.46%	1.37%	1.33%
Net Expenses[3]	1.42[5]	1.36	1.36	1.46	1.37	1.33
Net investment income	1.11	0.69	0.59	0.86	0.64	0.19
Portfolio turnover rate[4]	4%[6]	4%	10%	2%	8%	18%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized.

6  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$25.43	$30.27	$24.48	$25.82	$20.88	$25.12
Income from investment operations:
Net investment income (loss)[1]	0.05	(0.01)	(0.04)	0.03	(0.02)	(0.13)
Net realized and unrealized gain (loss) on investments	(3.33)	(4.39)	7.30	(0.23)	5.88	(3.76)
Total income (loss) from investment operations	(3.28)	(4.40)	7.26	(0.20)	5.86	(3.89)
Less distributions:
From net investment income	—	—	—	(0.02)	—	—
From net realized gain on investments	—	(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	—	(0.44)	(1.47)	(1.14)	(0.92)	(0.35)
Net asset value, end of year	$22.15	$25.43	$30.27	$24.48	$25.82	$20.88
Total return[2]	(12.90)%[6]	(14.56)%	29.88%	(0.64)%	28.21%	(15.57)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$19,965	$27,395	$36,122	$26,404	$40,880	$46,763
Ratios to average net assets Gross expenses	2.14%[5]	2.08%	2.07%	2.16%	2.09%	2.05%
Net Expenses[3]	2.14[5]	2.08	2.07	2.16	2.09	2.05
Net investment income (loss)	0.39	(0.04)	(0.12)	0.15	(0.09)	(0.52)
Portfolio turnover rate[4]	4%[6]	4%	10%	2%	8%	18%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized.

6  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$28.44	$33.82	$27.18	$28.56	$22.98	$27.41
Income from investment operations:
Net investment income[1]	0.18	0.28	0.29	0.27	0.24	0.13
Net realized and unrealized gain (loss) on investments	(3.73)	(4.91)	8.11	(0.22)	6.50	(4.13)
Total income (loss) from investment operations	(3.55)	(4.63)	8.40	0.05	6.74	(4.00)
Less distributions:
From net investment income	—	(0.31)	(0.29)	(0.31)	(0.24)	(0.08)
From net realized gain on investments	—	(0.44)	(1.47)	(1.12)	(0.92)	(0.35)
Total distributions	—	(0.75)	(1.76)	(1.43)	(1.16)	(0.43)
Net asset value, end of year	$24.89	$28.44	$33.82	$27.18	$28.56	$22.98
Total return[2]	(12.48)%[6]	(13.71)%	31.16%	0.35%	29.49%	(14.72)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$45,058	$69,605	$103,970	$67,346	$97,936	$104,664
Ratios to average net assets Gross expenses	1.16%[5]	1.10%	1.09%	1.17%	1.09%	1.06%
Net Expenses[3]	1.16[5]	1.10	1.09	1.17	1.09	1.06
Net investment income	1.35	0.93	0.87	1.14	0.92	0.49
Portfolio turnover rate[4]	4%[6]	4%	10%	2%	8%	18%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized.

6  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

Municipal bonds produced solid returns in the first half of the year, primarily due to a strong first quarter that generated the bulk of the return for the reporting period. While the Bloomberg Municipal Bond Index, the primary benchmark for the 1919 Maryland Tax-Free Income Fund, posted a loss of -0.10% for the second quarter, year-to-date performance for the broad market was strong with a return of 2.67% through June. Specific to the 1919 Maryland Tax-Free Income Fund, the I-shares outperformed the index with a slightly positive return of 0.03% for the second quarter. The I-Shares of the Fund received a 4-star Overall rating by Morningstar as of 06/30/2023, where the Fund is included among 135 funds in the Muni Single State Intermediate category, and is based on Morningstar Risk-Adjusted Return.

Our longstanding conservative duration stance relative to the benchmark remains intact as we deem the possibility of higher tax-free interest rates a material risk moving forward. Inflation readings by any measure remain twice the Federal Reserve's 2% target. As recession forecasts are persistently pushed out due to stronger than expected employment trends, the Fed's rhetoric became increasingly hawkish, and investors re-evaluated their seemingly overly optimistic expectations for rate cuts as early as late 2023. We were already skeptical that imminent rate cuts were in the offing, and therefore did not chase what we deemed was a supply-constrained, expensive tax-free bond market. As a result, we were satisfied letting the Fund's duration shorten organically and remain defensive, resulting in a portfolio duration of 5.16 as of June 30 for the Fund, compared to 6.06 for the Bloomberg Municipal Bond Index. The conservative stance was beneficial late in the reporting period and into the second half of the year as municipal yields started to trend higher after the first quarter rally ran out of steam.

As has been the case for the past two years, the limited new issue supply in both the national and local market was met with overwhelming demand and poor allocations for those participating. National municipal bond issuance lags last year's pace by 19.9% and Maryland specifically has issued 40.9% less than this time last year, according to The Bond Buyer. The lack of available bonds prevented municipal bond yields from

1919 Funds 2023 Semi-Annual Report

keeping pace with the increase in Treasury yields, resulting in historically rich relative ratios. For example, a 10-year, AAA-rated municipal bond general obligation bond yielded just 66% of the 10-year Treasury as of quarter-end, far short of the 85% historical average. Shorter muni maturities are even less attractive as short Treasury yields rose to price in greater than expected tightening by the Federal Reserve. While the banking troubles in the first quarter which culminated in the failure of Silicon Valley, Signature and First Republic Banks led to the anticipation of heavy secondary market sales as the banks liquidated their assets, heavy demand easily absorbed the forced sales without a significant impact on the market.

Looking forward, we remain patient for new municipal supply and resulting higher yields. While the Federal Open Market Committee ("FOMC") held the Federal Funds Rate steady at the June meeting, following 10 consecutive hikes over 15 months totaling 5.00%, communication from the Chairman and fellow members is clear that their work is not yet done. The Fed expects a higher terminal Federal Funds Rate and a longer period of tight monetary policy to ensure that inflation returns to a 2% run rate. While inflation is trending in the right direction, as evidenced by the soft Consumer Price Index ("CPI") and Producer Price Index ("PPI") prints for June, the labor market remains tight and wage pressure needs to be contained. We are aware that the process of Fed tightening comes with the risk of recession and ultimately lower interest rates. While we are comfortable with the Fund's overall duration positioning despite having nearly a quarter of the Fund in cash equivalents, we would like to lock in yields across the curve once it makes sense to do. As Covid-era stimulus dollars earmarked for infrastructure projects are increasingly allocated and utilized, we expect the tax-free bond supply will increase as municipalities return to their traditional funding source for capital needs. Until that time, the Fund will remain positioned defensively, which should help mitigate the downside should rates continue to rise, while providing ample liquidity for any opportunities that arise in the coming months.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lauren K. Webb, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Consumer Price Index (CPI) — is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

securities of a comparable quality with a shorter duration.

Producer Price Index (PPI) — is a family of indexes that measures the average change over time in selling prices received by domestic producers of goods and services. PPIs measure price change from the perspective of the seller.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/23 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest directly in an index.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

A 4- or 5-star rating does not necessarily imply that a fund achieved positive results for the period. The Morningstar RatingTM for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least

1919 Funds 2023 Semi-Annual Report

a three-year history, without adjustment for sales loads. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar RatingTM for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar RatingTM metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods. Class I shares of the Fund were rated against 135, 129, and 116 U.S. Municipal Single State Intermediate funds over the 3-, 5- and 10-year periods, respectively. With respect to these time periods, Class I shares of the Fund received Morningstar Ratings of 5, 4, and 4 as of 6/30/23 based on risk-adjusted returns. Ratings shown are for the Class I shares. Other share classes have different expense structures and performance characteristics. Classes have a common portfolio.

©2023 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance does not guarantee future results.

1919 Funds 2023 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2023

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-2.27%
Class C	0.79
Without Sales Charges
Class A	2.07
Class C	1.79
Class I	2.07
Bloomberg Municipal Bond Index(i)	2.67

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.10%, 1.64% and 0.97%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Municipal Bond Index.

(ii)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through at least April 30, 2024.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.07%	$1,000.00	$1,020.70	0.75%	$3.76
Class C	1.79	1,000.00	1,017.90	1.30	6.50
Class I	2.07	1,000.00	1,020.70	0.60	3.01

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	2.48	1,000.00	1,018.35	1.30	6.51
Class I	2.48	1,000.00	1,021.82	0.60	3.01

1  The six months ended June 30, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2023 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2023 Semi-Annual Report

Schedule of investments

June 30, 2023 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.9%
Education — 14.1%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,102,272
Maryland Stadium Authority, Built to Learn Revenue	4.000%	6/1/39	500,000	502,735
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	250,715
Morgan State University Project	5.625%	7/1/43	565,000	620,766
Salisbury University Project	5.000%	6/1/27	455,000	455,109
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	503,473
Washington College, Town of Chestertown MD	5.000%	3/1/28	500,000	517,414
Maryland State Health & Higher EFA Revenue Bonds:
Johns Hopkins University (a)	3.720%	4/1/35	1,300,000	1,300,000
Johns Hopkins University (a)	3.680%	7/1/36	2,300,000	2,300,000
Maryland Institute College of Art	4.000%	6/1/42	250,000	232,459
Stevenson University	4.000%	6/1/34	500,000	499,144
Total Education				9,284,087
Health Care — 29.3%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/30	495,000	509,046
Oak Crest Village Inc.	4.000%	1/1/40	500,000	455,996
Riderwood Village Obligated Group	4.000%	1/1/45	1,000,000	877,386
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,477,154
Maryland State EDC, Howard Hughes Medical Institute (a)	4.120%	2/15/43	800,000	800,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/33	2,500,000	2,640,210
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,316,042
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,052,038
Doctors Hospital Inc. Obligated Group	5.000%	7/1/38	1,000,000	1,014,922
Greater Baltimore Medical Center Inc. (a)	4.300%	7/1/25	400,000	400,000
Greater Baltimore Medical Center Inc.	4.000%	7/1/38	1,000,000	963,221
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,271,134
James Lawrence Kernan Hospital (a)	3.900%	7/1/41	500,000	500,000
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,063,044
UPMC Obligated Group	4.000%	4/15/45	1,000,000	958,934
Total Health Care				19,299,127
Housing — 11.6%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	967,927
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	1,000,000	979,840
Kirkwood House Preservation LP (a)	3.980%	12/1/38	1,620,000	1,620,000
Montgomery County Housing Opportunities Commission (a)	3.960%	1/1/41	1,000,000	1,000,000

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Montgomery County Housing Opportunites Commission	3.050%	7/1/44	$1,000,000	$809,478
Montgomery County Housing Opportunities Commission (a)	4.000%	1/1/49	2,300,000	2,300,000
Total Housing				7,677,245
Industrial Revenue — 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	375,000	375,206
Total Industrial Revenue				375,206
Leasing — 1.5%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,000,722
Total Leasing				1,000,722
Local General Obligation — 19.5%
County of Baltimore, Maryland	5.000%	3/1/30	1,000,000	1,079,458
County of Baltimore, Maryland	4.000%	3/1/36	1,000,000	1,039,235
County of Baltimore, Maryland	4.000%	3/1/40	1,000,000	1,018,495
County of Howard, Maryland	4.000%	8/15/45	2,000,000	1,999,428
County of Montgomery, Maryland (a)	3.850%	11/1/37	2,640,000	2,640,000
County of Prince George's, Maryland	5.000%	7/15/40	1,750,000	1,886,161
County of Wicomico, Maryland	4.000%	11/1/31	500,000	511,737
Maryland Stadium Authority, Ocean City Convention Facitlity Expansion	4.000%	12/15/39	525,000	532,857
State of Maryland	5.000%	6/1/26	610,000	619,472
State of Maryland	4.000%	8/1/29	500,000	500,210
State of Maryland	5.000%	3/15/31	1,000,000	1,079,102
Total Local General Obligation				12,906,155
Pre-Refunded/Escrowed to Maturity — 3.5%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	2,320,000	2,332,118
Total Pre-Refunded/Escrowed to Maturity				2,332,118
Transportation — 10.9%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/44	1,795,000	1,578,877
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	3,000,000	3,168,315
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	1,973,115
Maryland State Transportation Authority Transportation Facilities Project Revenue	5.000%	7/1/40	400,000	439,584
Total Transportation				7,159,891

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 7.9%
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/41	$575,000	$577,477
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/42	525,000	526,454
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/43	560,000	558,436
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds (a)	4.000%	6/1/24	2,500,000	2,500,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	1,000,000	1,048,292
Total Water & Sewer				5,210,659
Total Municipal Bonds (Cost — $66,766,909)				65,245,210
Investments in Securities at Value — 98.9% (Cost — $66,766,909)				65,245,210
Other Assets in Excess of Liabilities — 1.1%				708,289
Total Net Assets — 100.0%				$65,953,499

(a)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

LP  — Limited Partnership

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	33.6%
AA/Aa	34.1
A	16.3
BBB/Baa	14.2
BB/Bb	1.2
NR/Not rated	0.6
100.0%

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Maryland Tax-Free Income Fund

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $66,766,909)	$65,245,210
Cash	19,972
Receivable for Fund shares sold	2,804
Interest receivable	817,573
Prepaid expenses	25,163
Total Assets	66,110,722
Liabilities:
Payable for Fund shares repurchased	48,272
Distributions to shareholders	9,495
Advisory fees payable	4,250
Distribution fees payable	10,721
Accrued other expenses	84,485
Total Liabilities	157,223
Net Assets	$65,953,499
Components of Net Assets:
Paid-in capital	$69,282,715
Total distributable earnings	(3,329,216)
Net Assets	$65,953,499
Class A:
Net Assets	$37,543,065
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,561,766
Net Asset Value and Redemption Price	$14.66
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$15.31
Class C:
Net Assets	$2,923,980
Shares Issued and Outstanding (unlimited shares authorized, no par value)	199,508
Net Asset Value, Redemption Price* and Offering Price Per Share	$14.66
Class I:
Net Assets	$25,486,454
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,738,338
Net Asset Value, Redemption Price and Offering Price Per Share	$14.66

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Interest Income	$1,106,931
Expenses:
Advisory fees (Note 3)	181,429
Transfer agent fees and expenses (Note 3 & Note 6)	50,722
Administration and fund accounting fees (Note 3)	47,517
Distribution fees (Note 6)	40,226
Registration fees	22,186
Legal fees	15,190
Audit fees	10,739
Trustees' fees (Note 3)	7,463
Insurance fees	3,343
Compliance fees (Note 3)	3,083
Shareholder reporting fees	2,835
Custody fees (Note 3)	2,129
Miscellaneous	4,164
Total Expenses	391,026
Expenses waived by the Adviser (Note 3)	(152,877)
Net Expenses	238,149
Net Investment Income	868,782
Realized and Unrealized Gain on Investments
Net Change in Unrealized Appreciation/Depreciation	454,137
Net Realized and Unrealized Gain on Investments	454,137
Net Increase in Net Assets Resulting from Operations	$1,322,919

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (Unaudited) and the Year Ended December 31, 2022	2023	2022
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$868,782	$1,387,933
Net realized gain on investments	—	9,994
Net change in unrealized appreciation/depreciation on investments	454,137	(6,704,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,322,919	(5,306,631)
Distributions to Shareholders:
From net investment income:
Class A	(500,994)	(836,400)
Class C	(33,197)	(57,151)
Class I	(334,718)	(494,384)
Total Distributions to Shareholders	(868,909)	(1,387,935)
Capital Transactions:
Net proceeds from shares sold	6,002,326	12,362,081
Reinvestment of distributions	810,721	1,266,740
Cost of shares repurchased	(7,536,712)	(29,155,048)
Net Decrease in Net Assets from Capital Transactions	(723,665)	(15,526,227)
Total Decrease in Net Assets	(269,655)	(22,220,793)
Net Assets:
Beginning of period	66,223,154	88,443,947
End of period	$65,953,499	$66,223,154

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented.

Class A Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.55	$15.77	$15.90	$15.68	$15.34	$15.63
Income (loss) from investment operations:
Net investment income[1]	0.19	0.26	0.23	0.35	0.40	0.45
Net realized and unrealized gain (loss) on investments	0.11	(1.21)	(0.14)	0.22	0.34	(0.29)
Total income (loss) from investment operations	0.30	(0.95)	0.09	0.57	0.74	0.16
Less distributions:
From net investment income	(0.19)	(0.27)	(0.22)	(0.35)	(0.40)	(0.45)
Total distributions	(0.19)	(0.27)	(0.22)	(0.35)	(0.40)	(0.45)
Net asset value, end of year	$14.66	$14.55	$15.77	$15.90	$15.68	$15.34
Total return[2]	2.07%[6]	(6.06)%	0.61%	3.70%	4.87%	1.04%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$37,543	$38,648	$54,353	$55,439	$57,000	$55,710
Ratios to average net assets Gross expenses	1.20%[6]	1.10%	1.08%	1.09%	1.07%	1.04%
Net Expenses[3]	0.75[6]	0.75	0.75	0.75[4]	0.75[4]	0.75
Net investment income	2.60	1.77	1.42	2.24	2.57	2.92
Portfolio turnover rate[5]	21%[7]	33%	26%	27%	21%	43%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented.

Class C Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.55	$15.77	$15.90	$15.68	$15.34	$15.63
Income (loss) from investment operations:
Net investment income[1]	0.15	0.18	0.14	0.27	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.11	(1.22)	(0.13)	0.22	0.34	(0.29)
Total income (loss) from investment operations	0.26	(1.04)	0.01	0.49	0.66	0.07
Less distributions:
From net investment income	(0.15)	(0.18)	(0.14)	(0.27)	(0.32)	(0.36)
Total distributions	(0.15)	(0.18)	(0.14)	(0.27)	(0.32)	(0.36)
Net asset value, end of year	$14.66	$14.55	$15.77	$15.90	$15.68	$15.34
Total return[2]	1.79%[6]	(6.57)%	0.06%	3.13%	4.29%	0.49%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$2,924	$4,178	$5,454	$7,436	$7,875	$14,421
Ratios to average net assets Gross expenses	1.73%[6]	1.64%	1.61%	1.62%	1.61%	1.59%
Net Expenses[3]	1.30[6]	1.30	1.30	1.30[4]	1.30[4]	1.30
Net investment income	2.04	1.22	0.89	1.70	2.07	2.37
Portfolio turnover rate[5]	21%[7]	33%	26%	27%	21%	43%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented.

Class I Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.56	$15.78	$15.90	$15.69	$15.35	$15.63
Income (loss) from investment operations:
Net investment income[1]	0.20	0.29	0.25	0.37	0.42	0.47
Net realized and unrealized gain (loss) on investments	0.10	(1.22)	(0.12)	0.22	0.34	(0.28)
Total income (loss) from investment operations	0.30	(0.93)	0.13	0.59	0.76	0.19
Less distributions:
From net investment income	(0.20)	(0.29)	(0.25)	(0.38)	(0.42)	(0.47)
Total distributions	(0.20)	(0.29)	(0.25)	(0.38)	(0.42)	(0.47)
Net asset value, end of year	$14.66	$14.56	$15.78	$15.90	$15.69	$15.35
Total return[2]	2.07%[6]	(5.91)%	0.83%	3.79%	5.02%	1.26%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$25,486	$23,398	$28,636	$24,691	$19,277	$14,256
Ratios to average net assets Gross expenses	1.08%[6]	0.97%	0.94%	0.96%	0.93%	0.90%
Net Expenses[3]	0.60[6]	0.60	0.60	0.60[4]	0.60[4]	0.60
Net investment income	2.76	1.92	1.57	2.38	2.69	3.06
Portfolio turnover rate[5]	21%[7]	33%	26%	27%	21%	43%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Socially Responsive Balanced Fund ("the Fund") through June 30, 2023.

Throughout the first half of 2023, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Information Technology, Consumer Discretionary, Industrials and Materials sectors and decreased exposure to the Real Estate, Health Care, and Communication Services sectors.

As of June 30, 2023, relative the S&P 500 Index, the equity portion of the Fund was overweight to the Consumer Discretionary, Health Care, Industrials, and Information Technology sectors. The Fund was underweight the Communication Services, Energy, Real Estate, and Utilities sectors while maintaining approximately a neutral position relative to the index in the Consumer Staples and Materials sectors.

During the first half of the year, front end Treasury yields moved higher with the 2-year Treasury climbing 0.47% to 4.90% and 5-year Treasury increasing by 0.15% to 4.00%, while the 10-year Treasury declined by 0.04% to 3.84%. The 2-year/10-year curve inverted further to -1.06%, which continued to signal a recession. In the Fund, we added corporate bonds in the 3-30 year maturity range, as all-in yields looked attractive.

In the equity portion of the Fund, our stock selection in the Health Care, Industrials, Information Technology, and Materials sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our underweighting of Energy and Utilities along with the overweighting of the Information Technology sector also enhanced results. On an individual stock basis, the largest contributors to performance were Apple Inc., Microsoft Corp., NVIDIA Corp., Amazon.com Inc., and Alphabet Inc.

In the fixed-income portion of the Fund, the leading contributor to performance was the sector allocation. On an individual security basis, the largest contributors to return were Bank of Montreal 3.088% 1/10/2037, Amgen Inc. 3.0% 2/22/2029, Federal National Mortgage Assoc. 0.875% 8/5/2030, Allegion US Holding Co. Inc. 5.411% 7/1/2032 and Mastercard Inc. 1.9% 3/15/2031.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

In the equity portion of the Fund, our stock selection in the Financials and Consumer Discretionary sectors detracted from relative results for the year to date. In terms of sector positioning, our overweighting of the Health Care sector and underweighting of Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were Charles Schwab Corp., Truist Financial Corp., Estee Lauder Cos. Inc., UnitedHealth Group Inc., and Bank of America Corp.

In the fixed-income portion of the Fund, the leading detractor was the underweight to securitized products and Treasuries. On an individual security basis, the leading detractors to performance were GNR 2020-194 AD, PNC Financial Services Group Inc. 4.758% 1/26/2027, FNMA 30yr Pool#409446 6.5% 3/1/29, FNMA 30yr Pool#891596 5.5% 6/1/36 and FNMA 30yr Pool#190375 5.5% 11/1/36.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert P. Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison R. Bevilacqua
Portfolio Manager (Head of Social Research)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

S&P 500 Index — The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Opinions expressed herein are as of 6/30/2023 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others

1919 Funds 2023 Semi-Annual Report

only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2023 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2023

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	4.93%
Class C	9.94
Without Sales Charges
Class A	11.33
Class C	10.94
Class I	11.46
S&P 500 Index(i)	16.89
Bloomberg U.S. Aggregate Index(ii)	2.09
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%)(iii)	12.31

†  Class A Shares have a maximum initial sales charge of 5.75%. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total annual operating expense ratios for Class A, Class C and Class I were 0.98%, 1.71% and 0.73%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.33%	$1,000.00	$1,113.30	0.98%	$5.14
Class C	10.94	1,000.00	1,109.40	1.70	8.89
Class I	11.46	1,000.00	1,114.60	0.73	3.83

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,019.93	0.98%	$4.91
Class C	2.48	1,000.00	1,016.36	1.70	8.50
Class I	2.48	1,000.00	1,021.17	0.73	3.66

1  For the six months ended June 30, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2023 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

*  Less than 0.01%.

1919 Funds 2023 Semi-Annual Report

Schedule of investments

June 30, 2023 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 67.8%
Communication Services — 4.6%
Alphabet Inc., Class A Shares *	186,065	$22,271,980
Netflix Inc. *	24,989	11,007,405
Total Communication Services		33,279,385
Consumer Discretionary — 7.5%
Amadeus IT Group SA *	120,715	9,193,655
Amazon.com Inc. *	135,866	17,711,492
Chipotle Mexican Grill Inc. *	3,156	6,750,684
Home Depot Inc/The	30,552	9,490,673
TJX Cos Inc.	125,094	10,606,720
Total Consumer Discretionary		53,753,224
Consumer Staples — 4.5%
Costco Wholesale Corp.	19,890	10,708,378
Darling International Inc. *	73,613	4,695,773
Estee Lauder Cos. Inc., Class A Shares	34,692	6,812,815
PepsiCo Inc.	55,615	10,301,011
Total Consumer Staples		32,517,977
Financials — 6.2%
Bank of America Corp.	315,144	9,041,481
Charles Schwab Corp/The	146,308	8,292,737
Chubb Limited	32,532	6,264,362
Hannon Armstrong Sustainable Infrastructure Capital Inc.	157,076	3,926,900
M&T Bank Corp.	28,921	3,579,263
Reinsurance Group of America Inc.	43,942	6,094,316
Truist Financial Corp.	245,839	7,461,214
Total Financials		44,660,273
Health Care — 11.6%
AstraZeneca PLC	139,316	9,970,846
Boston Scientific Corp. *	241,374	13,055,920
Danaher Corp.	40,410	9,698,400
Eli Lilly & Co.	26,749	12,544,746
IQVIA Holdings Inc. *	51,207	11,509,797
Thermo Fisher Scientific Inc.	21,668	11,305,279
UnitedHealth Group Inc.	20,965	10,076,618
Zoetis Inc.	27,432	4,724,065
Total Health Care		82,885,671
Industrials — 7.3%
Advanced Drainage Systems Inc.	72,931	8,298,089
Cintas Corp.	22,610	11,238,979
Eaton Corp. PLC	56,888	11,440,177

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Old Dominion Freight Line Inc.			18,948	$7,006,023
Rockwell Automation Inc.			24,673	8,128,520
Union Pacific Corp.			28,413	5,813,868
Total Industrials				51,925,656
Information Technology — 21.7%
Analog Devices Inc.			27,901	5,435,394
Apple Inc.			171,822	33,328,313
Broadcom Inc.			14,562	12,631,516
Intuit Inc.			14,818	6,789,459
Microsoft Corp.			97,843	33,319,455
NVIDIA Corp.			29,917	12,655,489
Palo Alto Networks Inc. *			49,295	12,595,366
PayPal Holdings Inc. *			56,361	3,760,970
Salesforce.com Inc. *			46,532	9,830,350
ServiceNow Inc. *			14,746	8,286,809
SolarEdge Technologies Inc. *			27,193	7,316,277
Visa Inc., Class A Shares			39,948	9,486,851
Total Information Technology				155,436,249
Materials — 1.7%
Linde PLC			18,963	7,226,420
Steel Dynamics Inc.			45,376	4,942,808
Total Materials				12,169,228
Real Estate Investment Trusts (REITs) — 1.2%
Prologis Inc.			68,601	8,412,540
Total Real Estate Investment Trusts (REITs)				8,412,540
Utilities — 1.5%
American Water Works Co. Inc.			74,805	10,678,414
Total Utilities				10,678,414
Total Common Stocks (Cost — $317,120,019)				485,718,617
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.4%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/26	$2,788,078	$2,683,022
Total Asset Backed Securities (Cost — $2,787,967)				2,683,022
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	23,052	21,926
Total Collateralized Mortgage Obligations (Cost — $23,252)				21,926

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds — 19.8%
Communication Services — 2.0%
Alphabet Inc.	0.450%	8/15/25	$1,500,000	$1,373,326
AT&T Inc.	2.300%	6/1/27	1,350,000	1,214,399
AT&T Inc.	4.350%	3/1/29	465,000	446,412
AT&T Inc.	2.750%	6/1/31	1,250,000	1,054,749
Comcast Corp.	4.650%	2/15/33	2,680,000	2,658,228
Comcast Corp.	5.650%	6/15/35	600,000	629,359
Verizon Communications Inc.	4.329%	9/21/28	777,000	749,404
Verizon Communications Inc.	3.875%	2/8/29	410,000	384,615
Verizon Communications Inc.	1.750%	1/20/31	1,325,000	1,045,500
Verizon Communications Inc.	4.500%	8/10/33	350,000	330,250
Verizon Communications Inc.	5.250%	3/16/37	335,000	331,774
Walt Disney Co/The	1.750%	1/13/26	1,550,000	1,434,514
Walt Disney Co/The	2.200%	1/13/28	3,215,000	2,906,664
Total Communication Services				14,559,194
Consumer Discretionary — 2.7%
Amazon.com Inc.	4.700%	12/1/32	905,000	912,596
California Endowment/The	2.498%	4/1/51	1,700,000	1,089,939
Ford Foundation/The	2.415%	6/1/50	1,000,000	663,516
Home Depot Inc/The	1.500%	9/15/28	1,900,000	1,626,602
Honda Motor Co Ltd.	2.271%	3/10/25	6,150,000	5,851,485
Lowe's Cos Inc.	1.300%	4/15/28	2,100,000	1,774,024
Starbucks Corp.	2.450%	6/15/26	250,000	232,997
Starbucks Corp.	2.250%	3/12/30	1,255,000	1,063,774
Target Corp.	4.500%	9/15/32	3,600,000	3,513,712
Toyota Motor Credit Corp.	1.125%	6/18/26	965,000	862,774
Whirlpool Corp.	2.400%	5/15/31	1,775,000	1,443,438
Total Consumer Discretionary				19,034,857
Consumer Staples — 0.7%
CVS Health Corp.	3.875%	7/20/25	910,000	884,522
PepsiCo Inc.	3.900%	7/18/32	1,200,000	1,154,383
PepsiCo Inc.	3.500%	3/19/40	575,000	485,272
Walmart Inc.	1.800%	9/22/31	2,700,000	2,241,896
Total Consumer Staples				4,766,073
Financials — 5.7%
Affiliated Managers Group Inc.	3.300%	6/15/30	755,000	634,763
Allstate Corp/The	1.450%	12/15/30	1,345,000	1,043,398
Bank of America Corp.	4.183%	11/25/27	525,000	499,039
Bank of America Corp. (3M US LIBOR + 0.760%) (a)(b)	6.312%	9/15/26	1,602,000	1,577,120
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.810%) (a)	3.366%	1/23/26	550,000	527,163

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (a)	0.981%	9/25/25	$1,650,000	$1,550,761
Bank of America Corp.(effective 12/6/2024, US SOFR + 0.650%) (a)	1.530%	12/6/25	4,425,000	4,138,241
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (a)	3.088%	1/10/37	2,515,000	1,977,616
Bank of New York Mellon Corp/The	1.600%	4/24/25	415,000	388,844
BlackRock Inc.	3.250%	4/30/29	455,000	422,300
BlackRock Inc.	2.400%	4/30/30	710,000	614,988
Boston Properties LP	4.500%	12/1/28	1,335,000	1,226,870
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (a)	0.776%	10/30/24	2,200,000	2,161,407
Citigroup Inc.	5.500%	9/13/25	325,000	323,224
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (a)	1.281%	11/3/25	690,000	646,632
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%) (a)	2.572%	6/3/31	1,500,000	1,251,431
Goldman Sachs Group Inc/The	3.500%	11/16/26	1,830,000	1,716,205
Goldman Sachs Group Inc/The	2.600%	2/7/30	1,250,000	1,065,360
Host Hotels & Resorts LP	3.375%	12/15/29	1,600,000	1,367,656
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	485,402
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%) (a)	0.653%	9/16/24	1,500,000	1,482,574
MetLife Inc.	4.550%	3/23/30	660,000	645,125
PNC Financial Services Group Inc.	2.200%	11/1/24	975,000	926,855
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (a)	4.758%	1/26/27	1,350,000	1,319,716
Prudential Financial Inc.	1.500%	3/10/26	1,570,000	1,432,097
Royal Bank of Canada	1.150%	7/14/26	3,500,000	3,097,950
Simon Property Group LP	3.375%	12/1/27	510,000	470,985
State Street Corp.	3.550%	8/18/25	360,000	346,941
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (a)	3.031%	11/1/34	1,000,000	852,247
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (a)	1.150%	6/12/25	1,175,000	1,081,561
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (a)	1.267%	3/2/27	2,675,000	2,359,653
Wells Fargo & Co.	0.805%	5/19/25	3,300,000	3,146,079
Total Financials				40,780,203
Health Care — 2.3%
AbbVie Inc.	4.250%	11/14/28	600,000	582,063
AbbVie Inc.	4.400%	11/6/42	1,120,000	1,001,942
Amgen Inc.	3.000%	2/22/29	3,475,000	3,137,877
Anthem Inc.	2.875%	9/15/29	1,530,000	1,348,651
Bristol-Myers Squibb Co.	3.900%	2/20/28	365,000	354,317

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Bristol-Myers Squibb Co.	3.400%	7/26/29	$725,000	$673,578
Bristol-Myers Squibb Co.	1.450%	11/13/30	1,580,000	1,268,826
CVS Health Corp.	4.780%	3/25/38	345,000	318,163
CVS Health Corp.	5.625%	2/21/53	3,445,000	3,419,929
Gilead Sciences Inc.	1.650%	10/1/30	1,700,000	1,388,024
Gilead Sciences Inc.	4.600%	9/1/35	320,000	308,219
Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	1,100,000	1,144,047
UnitedHealth Group Inc.	2.000%	5/15/30	1,600,000	1,347,189
UnitedHealth Group Inc.	3.500%	8/15/39	515,000	431,786
Total Health Care				16,724,611
Industrials — 1.1%
Allegion US Holding Co. Inc.	5.411%	7/1/32	2,300,000	2,271,747
Archer-Daniels-Midland Co.	2.900%	3/1/32	3,000,000	2,610,064
Johnson Controls International PLC	1.750%	9/15/30	2,225,000	1,795,116
Xylem Inc./NY	1.950%	1/30/28	1,785,000	1,566,652
Total Industrials				8,243,579
Information Technology — 2.6%
Adobe Inc.	2.150%	2/1/27	850,000	781,140
Autodesk Inc.	2.400%	12/15/31	3,775,000	3,090,036
Fortinet Inc.	1.000%	3/15/26	2,185,000	1,950,299
Jabil Inc.	4.250%	5/15/27	2,515,000	2,394,880
Mastercard Inc.	3.300%	3/26/27	1,350,000	1,290,510
Mastercard Inc.	1.900%	3/15/31	4,000,000	3,327,275
Microsoft Corp.	4.200%	11/3/35	565,000	559,089
NVIDIA Corp.	0.584%	6/14/24	3,115,000	2,977,263
Texas Instruments Inc.	5.000%	3/14/53	575,000	582,391
Salesforce.com Inc.	1.500%	7/15/28	2,135,000	1,839,648
Total Information Technology				18,792,531
Materials — 0.1%
Nutrien Ltd.	4.200%	4/1/29	425,000	401,588
Total Materials				401,588
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle Inc.	1.050%	7/15/26	2,050,000	1,795,396
Prologis LP	2.250%	4/15/30	1,620,000	1,374,826
Prologis LP	1.250%	10/15/30	3,000,000	2,318,747
Welltower Inc.	2.700%	2/15/27	1,600,000	1,448,913
Total Real Estate Investment Trusts (REITs)				6,937,882
Utilities — 1.6%
Avangrid Inc.	3.800%	6/1/29	650,000	592,949
DTE Electric Co.	1.900%	4/1/28	2,145,000	1,875,984

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — continued
DTE Electric Co.	4.050%	5/15/48	$1,480,000	$1,233,115
Duke Energy Florida LLC	2.400%	12/15/31	3,225,000	2,650,716
Georgia Power Co.	3.250%	4/1/26	345,000	327,153
MidAmerican Energy Co.	3.650%	4/15/29	1,375,000	1,277,822
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	2,720,000	2,331,128
Public Service Co. of Colorado	3.200%	3/1/50	520,000	367,668
Union Electric Co.	2.625%	3/15/51	1,280,000	820,717
Total Utilities				11,477,252
Total Corporate Bonds (Cost — $159,944,313)				141,717,770
Foreign Government Agency Issues — 0.3%
International Bank for Reconstruction & Development	0.625%	4/22/25	1,620,000	1,497,546
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	896,377
Total Foreign Government Agency Issues (Cost — $2,545,821)				2,393,923
Mortgage Backed Securities — 0.6%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	41,216	39,696
Gold Pool A35826	5.000%	7/1/35	20,364	20,238
Gold Pool G08112	6.000%	2/1/36	35,088	36,322
Gold Pool G02564	6.500%	1/1/37	14,291	14,688
Gold Pool G08179	5.500%	2/1/37	11,131	11,459
Gold Pool A65694	6.000%	9/1/37	12,019	12,206
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	8	8
Pool 808156	4.500%	2/1/35	6,034	5,917
Pool 891596	5.500%	6/1/36	343	352
Pool 190375	5.500%	11/1/36	2,005	2,061
Pool 916386	6.000%	5/1/37	11,549	11,860
Pool 946594	6.000%	9/1/37	17,825	18,468
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/34	183,929	171,722
Gold Pool MA6572	3.000%	4/20/35	432,635	403,860
Gold Pool MA6740	2.500%	8/20/35	663,324	603,943
Gold Pool 550763X	5.000%	12/15/35	53,373	53,981
Gold Pool 003922M	7.000%	11/20/36	10,431	10,894
Gold Pool MA3873	3.000%	8/20/46	831,537	755,962
Gold Pool MA6409	3.000%	1/20/50	496,362	448,174
Gold Pool 2020-194	1.000%	6/16/62	1,915,941	1,451,032
Total Mortgage Backed Securities (Cost — $4,793,582)				4,072,843

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
US Government Agency Issue — 2.1%
Federal Home Loan Bank (FHLB)	3.250%	11/16/28	$2,125,000	$2,034,943
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	125,000	141,086
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	131,207
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	441,557
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	2,200,000	1,993,877
Federal National Mortgage Association (FNMA)	0.750%	10/8/27	2,270,000	1,969,495
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,088,753
Federal National Mortgage Association (FNMA)	0.875%	8/5/30	8,670,000	6,971,216
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	351,645
Total US Government Agency Issue (Cost — $17,502,917)				15,123,779
U.S. Treasury Obligations — 6.8%
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,138,539
United States Treasury Bonds	7.625%	2/15/25	390,000	405,311
United States Treasury Bonds	6.875%	8/15/25	100,000	104,234
United States Treasury Bonds	6.750%	8/15/26	90,000	95,857
United States Treasury Bonds	6.500%	11/15/26	135,000	143,680
United States Treasury Bonds	6.125%	11/15/27	675,000	725,546
United States Treasury Bonds	5.500%	8/15/28	335,000	355,113
United States Treasury Bonds	3.500%	2/15/39	573,000	548,972
United States Treasury Bonds	4.375%	11/15/39	204,000	215,905
United States Treasury Notes	2.125%	11/30/24	2,000,000	1,915,703
United States Treasury Notes	2.500%	1/31/25	10,300,000	9,886,189
United States Treasury Notes	3.000%	10/31/25	905,000	870,497
United States Treasury Notes	2.625%	1/31/26	1,625,000	1,546,670
United States Treasury Notes	2.125%	5/31/26	6,700,000	6,266,070
United States Treasury Notes	1.500%	8/15/26	2,110,000	1,928,507
United States Treasury Notes	2.000%	11/15/26	3,375,000	3,121,348
United States Treasury Notes	2.250%	11/15/27	2,200,000	2,025,977
United States Treasury Notes	2.750%	2/15/28	1,630,000	1,531,627
United States Treasury Notes	2.875%	5/15/28	3,500,000	3,301,484
United States Treasury Notes	2.875%	8/15/28	5,300,000	4,991,834
United States Treasury Notes	3.125%	11/15/28	2,900,000	2,762,193
United States Treasury Notes	1.500%	2/15/30	4,670,000	3,999,417
United States Treasury Notes	4.125%	11/15/32	1,200,000	1,225,688
Total U.S. Treasury Obligations (Cost — $53,881,669)				49,106,361

1919 Funds 2023 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2023 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Shares	Value
Short-Term Investment — 2.1%
Fidelity Investments Money Market — Government Portfolio — Class I (c)	4.990%	15,311,417	$15,311,417
Total Short Term Investment (Cost — $15,311,417)			15,311,417
Total Investments — 99.9% (Cost — $573,910,957)			716,149,658
Liabilities in Excess of Other Assets — 0.1%			540,331
Total Net Assets — 100.0%			$716,689,989

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  Variable rate security. Reference rate and spread are included in the description.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

CMT — Constant Maturity Treasury Rate

LIBOR — London Inter-Bank Offered Rate

LLC — Limited Liability Corporation

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $573,910,957)	$716,149,658
Receivable for Fund shares sold	893,588
Dividends and interest receivable	1,624,369
Prepaid expenses	55,678
Total Assets	718,723,293
Liabilities:
Payable for Fund shares repurchased	877,889
Distribution to shareholders	79,920
Advisory fees payable	298,571
Distribution fees payable	387,759
Accrued other expenses	389,165
Total Liabilities	2,033,304
Net Assets	$716,689,989
Components of Net Assets:
Paid-in capital	$598,115,327
Total distributable earnings	118,574,662
Net Assets	$716,689,989
Class A:
Net Assets	$226,442,466
Issued and Outstanding (unlimited shares authorized, no par value)	8,870,524
Net Asset Value, Redemption Price and Offering Price Per Share	$25.53
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$27.09
Class C:
Net Assets	$111,190,632
Issued and Outstanding (unlimited shares authorized, no par value)	4,402,828
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.25
Class I:
Net Assets	$379,056,891
Issued and Outstanding (unlimited shares authorized, no par value)	14,833,103
Net Asset Value, Redemption Price and Offering Price Per Share	$25.55

*  Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $0)	$2,721,780
Interest income	2,679,281
Total Investment Income	5,401,061
Expenses:
Advisory fees (Note 3)	1,766,170
Distribution fees (Note 6)	805,092
Transfer agent fees and expenses (Note 3 & Note 6)	378,587
Administration and fund accounting fees (Note 3)	188,727
Shareholder reporting fees	38,915
Registration fees	35,234
Custody fees (Note 3)	19,086
Legal fees	16,046
Insurance fees	9,421
Audit fees	9,127
Trustees' fees (Note 3)	7,453
Compliance fees (Note 3)	3,012
Miscellaneous fees	6,467
Total Expenses	3,283,337
Net Investment Income	2,117,724
Realized and Unrealized Gain (Loss) on Investments
Net realized loss	(4,541,660)
Net Change in Unrealized Appreciation/Depreciation	76,932,230
Net Realized and Unrealized Gain on Investments	72,390,570
Net Increase in Net Assets Resulting from Operations	$74,508,294

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (Unaudited) and the Year Ended December 31, 2022	2023	2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,117,724	$2,538,342
Net realized loss on investments	(4,541,660)	(18,585,478)
Net change in unrealized appreciation/depreciation on investments	76,932,230	(170,101,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,508,294	(186,149,026)
Distributions to Shareholders:
Class A	(755,002)	(491,662)
Class C	—	(69,747)
Class I	(1,875,507)	(1,950,394)
Total Distributions to Shareholders	(2,630,509)	(2,511,803)
Capital Transactions:
Net proceeds from shares sold:	52,373,225	169,362,558
Reinvestment of distributions:	2,421,774	2,310,033
Cost of shares repurchased:	(88,364,217)	(223,780,654)
Net Decrease in Net Assets from Capital Transactions	(33,569,218)	(52,108,063)
Total Increase (Decrease) in Net Assets	38,308,567	(240,768,892)
Net Assets:
Beginning of period	678,381,422	919,150,314
End of period	$716,689,989	$678,381,422

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented.

Class A Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.01	$28.83	$24.69	$20.55	$16.59	$17.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.08	(0.00)[2]	0.05	0.12	0.10
Net realized and unrealized gain (loss) on investments	2.53	(5.85)	4.26	4.15	3.97	(0.28)
Total income (loss) from investment operations	2.60	(5.77)	4.26	4.20	4.09	(0.18)
Less distributions:
From net investment income	(0.08)	(0.04)	(0.01)	(0.06)	(0.10)	(0.10)
From net realized gain on investments	—	(0.01)	(0.11)	0.00	(0.03)	(1.07)
Total distributions	(0.08)	(0.05)	(0.12)	(0.06)	(0.13)	(1.17)
Net asset value, end of year	$25.53	$23.01	$28.83	$24.69	$20.55	$16.59
Total return[3]	11.33%[6]	(20.00)%	17.26%	20.57%	24.69%	(1.31)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$226,442	$209,003	$264,785	$190,180	$137,213	$100,584
Ratios to average net assets Gross expenses	0.98%[7]	0.97%	0.96%	1.16%	1.25%	1.28%
Net expenses[4]	0.98[7]	0.97	0.96	1.16	1.25	1.25
Net investment income	0.60[7]	0.31	(0.01)	0.25	0.62	0.55
Portfolio turnover rate[5]	7%[6]	13%	9%	16%	11%	13%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Amount represents less than $(0.01) per share.

3  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. See Note 3.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented.

Class C Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$22.76	$28.69	$24.73	$20.67	$16.73	$18.11
Income (loss) from investment operations:
Net investment loss[1]	(0.01)	(0.10)	(0.19)	(0.09)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.50	(5.82)	4.26	4.17	3.99	(0.28)
Total Income (loss) from Investment operations	2.49	(5.92)	4.07	4.08	3.98	(0.31)
Less distributions:
From net investment income	—	—	—	(0.02)	(0.01)	—
From net realized gain on investments	—	(0.01)	(0.11)	—	(0.03)	(1.07)
Total distributions	0.00	(0.01)	(0.11)	(0.02)	(0.04)	(1.07)
Net asset value, end of year	$25.25	$22.76	$28.69	$24.73	$20.67	$16.73
Total return[2]	10.94%[5]	(20.62)%	16.46%	19.77%	23.78%	(1.95)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$111,191	$107,014	$133,861	$59,784	$19,006	$12,732
Ratios to average net assets Gross expenses	1.70%[6]	1.70%	1.68%	1.82%	1.93%	1.97%
Net expenses[3]	1.70[6]	1.70	1.68	1.82	1.93	1.97
Net investment loss	(0.12)[6]	(0.42)	(0.72)	(0.40)	(0.07)	(0.17)
Portfolio turnover rate[4]	7%[5]	13%	9%	16%	11%	13%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented.

Class I Shares	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.04	$28.88	$24.70	$20.54	$16.57	$17.91
Income (loss) from investment operations:
Net investment income[1]	0.10	0.14	0.07	0.13	0.19	0.16
Net realized and unrealized gain (loss) on investments	2.54	(5.87)	4.26	4.15	3.96	(0.29)
Total Income (loss) from Investment operations	2.64	(5.73)	4.33	4.28	4.15	(0.13)
Less distributions:
From net investment income	(0.13)	(0.10)	(0.04)	(0.12)	(0.15)	(0.14)
From net realized gain on investments	—	(0.01)	(0.11)	—	(0.03)	(1.07)
Total distributions	(0.13)	(0.11)	(0.15)	(0.12)	(0.18)	(1.21)
Net asset value, end of year	$25.55	$23.04	$28.88	$24.70	$20.54	$16.57
Total return[2]	11.46%[5]	(19.82)%	17.61%	20.93%	25.10%	(1.00)%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$379,057	$362,364	$520,504	$240,316	$72,849	$18,027
Ratios to average net assets Gross expenses	0.73%[6]	0.72%	0.71%	0.83%	0.91%	0.96%
Net expenses[3]	0.73[6]	0.72	0.71	0.83	0.91	0.96
Net investment income	0.85[6]	0.55	0.26	0.59	0.98	0.89
Portfolio turnover rate[4]	7%[5]	13%	9%	16%	11%	13%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Semi-Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Socially Responsive Fund are registered as a diversified series; the Maryland Fund is registered as non-diversified investment series.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Funds are accurately priced and involves reliance on judgment. There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its NAV per share.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$124,634,484	$—	$—	$124,634,484
Total long-term investments	124,634,484	—	—	124,634,484
Short-term investment	3,240,895	—	—	3,240,895
Total investments	$127,875,379	$—	$—	$127,875,379

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$65,245,210	$—	$65,245,210
Total investments	$—	$65,245,210	$—	$65,245,210

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$485,718,617	$—	$—	$485,718,617
Asset Backed Securities	—	2,683,022	—	2,683,022
Collateralized Mortgage Obligations	—	21,926	—	21,926
Corporate Bonds	—	141,717,770	—	141,717,770
Foreign Government Agency Issue	—	2,393,923	—	2,393,923
Mortgage Backed Securities	—	4,072,843	—	4,072,843
U.S. Government Agency issues	—	15,123,779	—	15,123,779
U.S. Treasury Obligations	—	49,106,361	—	49,106,361
Total long-term investments	485,718,617	215,119,624	—	700,838,241
Short-term investment	15,311,417	—	—	15,311,417
Total investments	$501,030,034	$215,119,624	$—	$716,149,658

*  See Schedule of investments for additional detailed categorizations.

1919 Funds 2023 Semi-Annual Report

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2023 the Financial Services Fund held foreign currency and securities.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2023 Semi-Annual Report

(h) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2023, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

The Adviser has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2024, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. The amounts waived are detailed on each Fund's Statement of operations.

At June 30, 2023, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Maryland Fund
2023:	$159,621
2024	292,964
2025	278,616
2026*	152,877
Total	$884,078

*  Eligible for recapture through June 30, 2026.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds' custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar") serves as the Funds' distributor and principal underwriter. For the six months

1919 Funds 2023 Semi-Annual Report

ended, June 30, 2023, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$49,329	$47,517	$188,727
Custody	9,312	2,129	19,086
Transfer agent*	61,942	31,797	128,522
Compliance	3,012	3,083	3,012

*  Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.

At June 30, 2023, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$33,236	$31,572	$127,083
Custody	3,241	776	6,063
Transfer agent	41,376	21,900	86,494
Compliance	2,001	2,048	2,001

The above payable amounts are included in Accrued other expenses in each Fund's Statement of assets and liabilities.

The Independent Trustees in total were paid $22,369 for their services and reimbursement of travel expenses during the six months ended June 30, 2023. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investments transactions

During the six months ended June 30, 2023 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$6,029,601	—
Sales	$28,296,795	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$14,513,650	—
Sales	$13,515,000	—

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$48,176,048	$—
Sales	$88,145,969	$1,058,969

Note 5. Income tax information and distributions to shareholders

At December 31, 2022, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$92,622,186	$66,805,390	$613,752,425
Gross tax unrealized appreciation	80,672,098	669,955	129,763,981
Gross tax unrealized depreciation	(2,155,824)	(2,645,791)	(64,896,916)
Net tax unrealized appreciation/depreciation on investment	78,516,274	(1,975,836)	64,867,065
Undistributed ordinary income	80,715	96,445	506,880
Undistributed tax-exempt income	—	—	—
Undistributed long-term capital gains	121,428	—	—
Capital loss carryforwards	—	(1,831,955)	(18,636,693)
Other book/tax temporary differences*	(26,212)	(71,880)	(40,375)
Total distributable earnings (loss)	$78,692,205	$(3,783,226)	$46,696,877

*  Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

The tax character of distributions paid during the six months ended June 30, 2023 and the fiscal year ended December 31, 2022, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$—	$1,524,687
Net Long Term Capital Gains	—	2,519,830
Total	$—	$4,044,517

MARYLAND FUND

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Distribution Paid From:
Tax Exempt Income	$868,909	$1,374,789
Ordinary Income	—	13,146
Total	$868,909	$1,387,935

1919 Funds 2023 Semi-Annual Report

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$2,630,509	$2,271,617
Net Long Term Capital Gains	—	240,186
Total	$2,630,509	$2,511,803

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2022, the Funds did not have any late year or post October losses.

As of December 31, 2022, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$146,181	$8,701,911
Capital Loss Carryovers — Long-Term	—	1,685,774	9,934,782
Total	—	$1,831,955	$18,636,693

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Maryland Fund	0.15%	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

For the six months ended June 30, 2023, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$84,844	$31,671
Class C	113,198	7,774
Class I	—	23,333
Total	$198,042	$62,778

MARYLAND FUND

	June 30, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$28,852	$9,230
Class C	11,374	488
Class I	—	9,207
Total	$40,226	$18,925

SOCIALLY RESPONSIVE FUND

	June 30, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$268,933	$85,809
Class C	536,159	28,562
Class I	—	135,694
Total	$805,092	$250,065

1919 Funds 2023 Semi-Annual Report

Note 7. Shares of beneficial interest

The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	207,341	$5,456,743	365,638	$11,013,582
Shares issued on reinvestment	—	—	57,342	1,627,932
Shares repurchased	(281,027)	(7,225,453)	(378,031)	(11,216,229)
Net increase (decrease)	(73,686)	$(1,768,710)	44,949	$1,425,285
Class C
Shares sold	35,835	$891,061	67,074	$1,817,740
Shares issued on reinvestment	—	—	17,436	447,398
Shares repurchased	(211,752)	(5,099,689)	(200,458)	(5,326,473)
Net decrease	(175,917)	$(4,208,628)	(115,948)	$(3,061,335)
Class I
Shares sold	128,223	$3,430,895	393,744	$12,435,908
Shares issued on reinvestment	—	—	57,405	1,646,382
Shares repurchased	(765,672)	(19,574,428)	(1,077,243)	(33,295,462)
Net decrease	(637,449)	$(16,143,533)	(626,094)	$(19,213,172)

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	69,379	$1,020,052	86,289	$1,301,446
Shares issued on reinvestment	32,074	470,933	51,927	766,096
Shares repurchased	(195,716)	(2,871,423)	(928,250)	(13,672,068)
Net decrease	(94,263)	$(1,380,438)	(790,034)	$(11,604,526)
Class C
Shares sold	1,236	$18,265	45,125	$665,587
Shares issued on reinvestment	1,918	28,177	3,264	48,085
Shares repurchased	(90,705)	(1,336,496)	(107,125)	(1,580,792)
Net decrease	(87,551)	$(1,290,054)	(58,736)	$(867,120)
Class I
Shares sold	336,986	$4,964,009	696,717	$10,395,048
Shares issued on reinvestment	21,214	311,611	30,660	452,559
Shares repurchased	(227,006)	(3,328,793)	(934,955)	(13,902,188)
Net increase (decrease)	131,194	$1,946,827	(207,578)	$(3,054,581)

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	442,220	$10,667,482	1,349,282	$33,610,165
Shares issued on reinvestment	29,135	718,217	20,553	469,012
Shares repurchased	(685,877)	(16,559,983)	(1,468,362)	(36,010,585)
Net decrease	(214,522)	$(5,174,284)	(98,527)	$(1,931,408)
Class C
Shares sold	193,853	$4,650,460	817,632	$20,669,717
Shares issued on reinvestment	—	—	2,800	65,064
Shares repurchased	(492,315)	(11,724,990)	(785,365)	(18,632,975)
Net increase (decrease)	(298,462)	$(7,074,530)	35,067	$2,101,806
Class I
Shares sold	1,524,380	$37,055,283	4,513,353	$115,082,676
Shares issued on reinvestment	69,067	1,703,557	75,873	1,775,957
Shares repurchased	(2,488,589)	(60,079,244)	(6,885,066)	(169,137,094)
Net decrease	(895,142)	$(21,320,404)	(2,295,840)	$(52,278,461)

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC,

1919 Funds 2023 Semi-Annual Report

which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the six months ended June 30, 2023, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2023, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$10
Maryland Fund	N/A	$—
Socially Responsive Fund	N/A	$2,340

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2023, Morgan Stanley, LLC. held approximately 35%, in aggregate for the benefit of others, of the outstanding shares of the Maryland Fund.

Note 9. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2023	$0.03247	$0.02563	$0.03436

The Board of Trustees of Trust for Advised Portfolios (the "Trust") has approved the reorganization of the 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund and 1919 Socially Responsive Balanced Fund into a newly created series of Advisor Managed Portfolios, also called 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund and 1919 Socially Responsive Balanced Fund (the "Acquiring Funds"). The Acquiring Funds have the same investment objective, investment strategies, and fundamental investment restrictions as the Acquired Funds. In addition, 1919 Investment Counsel, LLC, the Acquired Funds' investment adviser, is the Acquiring Funds' investment adviser and the Acquiring Funds have the same portfolio managers as the Acquired Funds. To effectuate the reorganization, the Acquired Funds will transfer all of its assets to the Acquiring Funds in return for shares of the Acquiring Funds and the Acquiring Funds' assumption of the Acquired Funds' liabilities. Shareholders of the Acquired Funds will become shareholders

1919 Funds 2023 Semi-Annual Report

Notes to financial statements (cont'd)

of the Acquiring Funds and receive shares of the Acquiring Funds equal in value to the shares of the Acquired Funds held immediately prior to the reorganization. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. The reorganization does not require shareholder approval but is subject to the satisfaction of certain closing conditions. An information statement describing the reorganization will be mailed to shareholders in advance of the closing of the reorganization. If the closing conditions are satisfied, the reorganization is currently expected to occur in November 2023. Prior to the reorganization, shareholders can continue to purchase and sell shares of the Acquired Funds as described in the Prospectus.

Note 10. Change in independent registered public accounting firm

BBD, LLP ("BBD") served as the independent registered public accounting firm for the Funds to audit the financial statements for the fiscal year ended December 31, 2022. On March 13, 2023, BBD sent a letter of cessation to the SEC indicating that BBD would no longer be serving as auditor. This letter was sent as a result of the Investment Management Group of BBD being acquired by Cohen & Company, Ltd ("Cohen").

The Trust engaged Cohen on February 28, 2023, as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending December 31, 2023.

The report of BBD on the financial statements of the Funds for the fiscal year ended December 31, 2022, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.

In connection with the Funds' audit for the fiscal year ended December 31, 2022, there have been no disagreements, if not resolved to the satisfaction of BBD, that would have caused them to make reference thereto in their report on the financial statements for such period.

1919 Funds 2023 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2023

Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Funds' proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC's website at www.sec.gov. The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds' Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

1919 Funds 2023 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2023 Semi-Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2023

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund performance	1
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Other information	21
Privacy notice	22
Directory of Fund's service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Variable Socially Responsive Balanced Fund ("the Fund") through June 30, 2023.

Throughout the first half of 2023, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Information Technology, Consumer Discretionary, Industrials and Materials sectors and decreased exposure to the Real Estate, Health Care, and Communication Services sectors.

As of June 30, 2023, relative the S&P 500 Index, the equity portion of the Fund was overweight to the Consumer Discretionary, Health Care, Industrials, and Information Technology sectors. The fund was underweight the Communication Services, Energy, Real Estate, and Utilities sectors while maintaining approximately a neutral position relative to the index in the Consumer Staples and Materials sectors.

During the first half of the year, front end Treasury yields moved higher with the 2-year Treasury climbing 0.47% to 4.90% and 5-year Treasury increasing by 0.15% to 4.00%, while the 10-year Treasury declined by 0.04% to 3.84%. The 2-year/10-year curve inverted further to -1.06%, which continued to signal a recession. In the Fund, we added corporate bonds in the 3-30 year maturity range, as all-in yields looked attractive.

In the equity portion of the Fund, our stock selection in the Health Care, Industrials, Information Technology, and Materials sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our underweighting of Energy and Utilities along with the overweighting of the Information Technology sector also enhanced results. On an individual stock basis, the largest contributors to performance were Apple Inc., Microsoft Corp., NVIDIA Corp., Amazon.com Inc., and Alphabet Inc.

In the fixed-income portion of the Fund, the leading contributor to performance was the sector allocation. On an individual security basis, the largest contributors to return were Host Hotels & Resorts LP, Inc. 3.375% 12/15/2029, AbbVie Inc. 4.4% 11/6/2042, Microsoft Corp. 4.2% 11/3/2035,

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
II

Federal National Mortgage Assoc. 6.625% 11/15/2030 and US Treasury 4.375% 11/15/2039.

In the equity portion of the Fund, our stock selection in the Financials and Consumer Discretionary sectors detracted from relative results for the year to date. In terms of sector positioning, our overweighting of the Health Care sector and underweighting of Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were Charles Schwab Corp., Truist Financial Corp., Estee Lauder Cos. Inc., UnitedHealth Group Inc., and Bank of America Corp.

In the fixed-income portion of the Fund, the leading detractor was the underweight to securitized products and Treasuries. On an individual security basis, the leading detractors to performance were PNC Financial Services Group Inc. 4.758% 1/26/2027, BlackRock Inc. 4.75% 5/25/2033, FNMA 15yr Pool#995262 5.5% 1/1/24, FNMA Remic Trust 2011-53 and FNMA 30yr Pool#900936 6.5% 2/1/2037.

Thank you for your investment in the 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert P. Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison R. Bevilacqua
Portfolio Manager (Head of Social Research) 1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2023 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
III

Letter to Shareholders (cont'd)

greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
IV

Fund performance (unaudited)

Total Returns as of June 30, 2023

6 Months
1919 Variable Socially Responsive Balanced Fund	11.63%
S&P 500 Index(i)	16.89
Bloomberg U.S. Aggregate Index(ii)	2.09
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%)(iii)	12.31

As of the Fund's current prospectus dated April 30, 2023, the gross total and net annual operating expense ratios were 1.45% and 0.90%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg U.S. Aggregate Index.

(iv)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through at least April 30, 2024.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
11.63%	$1,000.00	$1,116.30	0.89%	$4.67

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.48%	$1,000.00	$1,020.38	0.89%	$4.46

1  For the six months ended June 30, 2023.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2023 and December 31, 2022. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

*  Less than 0.01%.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
3

Schedule of investments

June 30, 2023 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 67.6%
Communication Services — 4.5%
Alphabet Inc., Class A Shares*	9,052	$1,083,524
Netflix Inc.*	1,222	538,279
Total Communication Services		1,621,803
Consumer Discretionary — 7.5%
Amadeus IT Group SA*	6,270	477,523
Amazon.com Inc.*	6,662	868,458
Chipotle Mexican Grill Inc.*	155	331,545
Home Depot Inc/The	1,500	465,960
TJX Cos Inc.	6,410	543,504
Total Consumer Discretionary		2,686,990
Consumer Staples — 4.5%
Costco Wholesale Corp.	977	525,997
Darling International Inc.*	3,622	231,047
Estee Lauder Cos. Inc., Class A Shares	1,705	334,828
PepsiCo Inc.	2,845	526,951
Total Consumer Staples		1,618,823
Financials — 6.1%
Bank of America Corp.	15,496	444,580
Charles Schwab Corp/The	7,177	406,792
Chubb Limited	1,596	307,326
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,715	192,875
M&T Bank Corp.	1,384	171,284
Reinsurance Group of America Inc.	2,158	299,293
Truist Financial Corp.	12,144	368,571
Total Financials		2,190,721
Health Care — 11.6%
AstraZeneca PLC	6,834	489,109
Boston Scientific Corp.*	12,245	662,332
Danaher Corp.	2,011	482,640
Eli Lilly & Co.	1,330	623,743
IQVIA Holdings Inc.*	2,514	565,072
Thermo Fisher Scientific Inc.	1,105	576,534
UnitedHealth Group Inc.	1,043	501,308
Zoetis Inc.	1,364	234,894
Total Health Care		4,135,632
Industrials — 7.3%
Advanced Drainage Systems Inc.	3,594	408,925
Cintas Corp.	1,136	564,683
Eaton Corp. PLC	3,016	606,518

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Old Dominion Freight Line Inc.			906	$334,994
Rockwell Automation Inc.			1,227	404,235
Union Pacific Corp.			1,398	286,059
Total Industrials				2,605,414
Information Technology — 21.8%
Analog Devices Inc.			1,514	294,942
Apple Inc.			8,441	1,637,301
Broadcom Inc.			715	620,212
Intuit Inc.			728	333,562
Microsoft Corp.			4,994	1,700,657
NVIDIA Corp.			1,514	640,452
Palo Alto Networks Inc.*			2,423	619,101
PayPal Holdings Inc.*			2,697	179,971
Salesforce.com Inc.*			2,316	489,278
ServiceNow Inc.*			733	411,924
SolarEdge Technologies Inc.*			1,338	359,989
Visa Inc., Class A Shares			2,047	486,122
Total Information Technology				7,773,511
Materials — 1.7%
Linde PLC			943	359,359
Steel Dynamics Inc.			2,168	236,160
Total Materials				595,519
Real Estate Investment Trusts (REITs) — 1.1%
Prologis Inc.			3,276	401,736
Total Real Estate Investment Trusts (REITs)				401,736
Utilities — 1.5%
American Water Works Co. Inc.			3,847	549,159
Total Utilities				549,159
Total Common Stocks (Cost — $10,614,992)				24,179,308
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	$3,170	3,015
Total Collateralized Mortgage Obligations (Cost — $3,194)				3,015

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2023 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds — 22.6%
Communication Services — 3.0%
Alphabet Inc.	0.450%	8/15/25	$130,000	$119,022
AT&T Inc.	4.350%	3/1/29	115,000	110,403
Comcast Corp.	4.650%	2/15/33	150,000	148,781
Comcast Corp.	5.650%	6/15/35	200,000	209,786
Verizon Communications Inc.	4.329%	9/21/28	104,000	100,306
Verizon Communications Inc.	3.875%	2/8/29	100,000	93,809
Verizon Communications Inc.	4.500%	8/10/33	110,000	103,793
Verizon Communications Inc.	5.250%	3/16/37	105,000	103,989
Walt Disney Co/The	2.200%	1/13/28	90,000	81,368
Total Communication Services				1,071,257
Consumer Discretionary — 1.8%
Amazon.com Inc.	4.700%	12/1/32	50,000	50,420
Ford Foundation/The	2.415%	6/1/50	60,000	39,811
Home Depot Inc/The	1.500%	9/15/28	60,000	51,366
Honda Motor Co Ltd.	2.271%	3/10/25	200,000	190,292
Lowe's Cos Inc.	1.300%	4/15/28	115,000	97,149
Target Corp.	4.500%	9/15/32	205,000	200,086
Total Consumer Discretionary				629,124
Consumer Staples — 1.0%
Archer-Daniels-Midland Co.	2.900%	3/1/32	125,000	108,753
PepsiCo Inc.	3.900%	7/18/32	100,000	96,199
PepsiCo Inc.	3.500%	3/19/40	65,000	54,857
Walmart Inc.	1.800%	9/22/31	115,000	95,488
Total Consumer Staples				355,297
Financials — 7.6%
Affiliated Managers Group Inc.	3.300%	6/15/30	65,000	54,648
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%) (a)	0.981%	9/25/25	125,000	117,482
Bank of America Corp.(effective 12/06/2024, US SOFR + 0.650%) (a)	1.530%	12/6/25	125,000	116,900
Bank of America Corp.	4.183%	11/25/27	165,000	156,841
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (a)	3.088%	1/10/37	115,000	90,428
BlackRock Inc.	3.250%	4/30/29	105,000	97,454
BlackRock Inc.	4.750%	5/25/33	125,000	122,864
Boston Properties LP	4.500%	12/1/28	155,000	142,446
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (a)	0.776%	10/30/24	175,000	171,930

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Citigroup Inc.	5.500%	9/13/25	$110,000	$109,399
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (a)	1.281%	11/3/25	50,000	46,857
Host Hotels & Resorts LP	3.375%	12/15/29	225,000	192,327
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	72,810
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%) (a)	0.653%	9/16/24	140,000	138,374
MetLife Inc.	4.550%	3/23/30	55,000	53,760
PNC Financial Services Group Inc.	2.200%	11/1/24	110,000	104,568
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (a)	4.758%	1/26/27	150,000	146,635
Prudential Financial Inc.	1.500%	3/10/26	170,000	155,068
Royal Bank of Canada	1.150%	7/14/26	125,000	110,641
Simon Property Group LP	3.375%	12/1/27	155,000	143,142
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (a)	3.031%	11/1/34	85,000	72,441
Toronto-Dominion Bank/The	1.150%	6/12/25	55,000	50,626
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (a)	1.267%	3/2/27	115,000	101,443
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (a)	0.805%	5/19/25	145,000	138,237
Total Financials				2,707,321
Health Care — 2.8%
AbbVie Inc.	4.400%	11/6/42	150,000	134,189
Amgen Inc.	3.000%	2/22/29	150,000	135,448
Bristol-Myers Squibb Co.	3.900%	2/20/28	105,000	101,927
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	116,134
CVS Health Corp.	4.780%	3/25/38	105,000	96,832
CVS Health Corp.	5.625%	2/21/53	150,000	148,908
Gilead Sciences Inc.	4.600%	9/1/35	100,000	96,318
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	75,000	78,003
UnitedHealth Group Inc.	3.500%	8/15/39	95,000	79,650
Total Health Care				987,409
Industrials — 0.6%
Johnson Controls International PLC	1.750%	9/15/30	150,000	121,019
Xylem Inc./NY	1.950%	1/30/28	115,000	100,933
Total Industrials				221,952
Information Technology — 2.7%
Autodesk Inc.	2.400%	12/15/31	175,000	143,247
Jabil Inc.	4.250%	5/15/27	125,000	119,030
Mastercard Inc.	1.900%	3/15/31	155,000	128,932
Microsoft Corp.	4.200%	11/3/35	175,000	173,169

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Schedule of investments (cont'd)

June 30, 2023 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — continued
QUALCOMM Inc.	3.450%	5/20/25	$175,000	$169,770
Salesforce.com Inc.	1.500%	7/15/28	120,000	103,399
Texas Instruments Inc.	5.000%	3/14/53	125,000	126,607
Total Information Technology				964,154
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	110,000	103,941
Total Materials				103,941
Real Estate Investment Trusts (REITs) — 0.8%
Prologis LP	2.250%	4/15/30	115,000	97,596
Prologis LP	1.250%	10/15/30	115,000	88,885
Welltower Inc.	2.700%	2/15/27	125,000	113,196
Total Real Estate Investment Trusts (REITs)				299,677
Utilities — 2.0%
Avangrid Inc.	3.800%	6/1/29	125,000	114,029
DTE Electric Co.	1.900%	4/1/28	125,000	109,323
DTE Electric Co.	4.050%	5/15/48	120,000	99,983
Georgia Power Co.	3.250%	4/1/26	100,000	94,827
MidAmerican Energy Co.	3.650%	4/15/29	90,000	83,639
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	120,000	102,844
Public Service Co. of Colorado	3.200%	3/1/50	55,000	38,888
Union Electric Co.	2.625%	3/15/51	115,000	73,736
Total Utilities				717,269
Total Corporate Bonds (Cost — $8,794,174)				8,057,401
Foreign Government Agency Issues — 1.2%
International Bank for Reconstruction & Development	0.625%	4/22/25	175,000	161,772
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	260,238
Total Foreign Government Agency Issues (Cost — $444,205)				422,010
Mortgage Backed Securities — 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	14,547	14,011
Gold Pool A35826	5.000%	7/1/35	8,872	8,817
Gold Pool A49479	5.000%	6/1/36	3,935	3,911
Gold Pool A65694	6.000%	9/1/37	8,114	8,241
Federal National Mortgage Association (FNMA)
Pool 995262	5.500%	1/1/24	84	83
Pool 891596	5.500%	6/1/36	8,575	8,790
Pool 900936	6.500%	2/1/37	2,381	2,434
Pool 946594	6.000%	9/1/37	10,923	11,316
Total Mortgage Backed Securities (Cost — $57,425)				57,603

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agency Issues — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/32	$70,000	$81,339
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	121,587
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	423,599
U.S. Government Agency Issue (Cost — $608,171)				626,525
U.S. Treasury Obligations — 1.7%
United States Treasury Bill (b)	5.023%	7/25/23	125,000	124,619
United States Treasury Bonds	3.500%	2/15/39	131,000	125,507
United States Treasury Bonds	4.375%	11/15/39	177,000	187,329
United States Treasury Notes	2.500%	1/31/25	125,000	119,978
United States Treasury Notes	4.125%	11/15/32	60,000	61,285
U.S. Treasury Obligations (Cost — $600,915)				618,718
			Shares
Short Term Investment — 4.9%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	4.990%		1,761,656	1,761,656
Total Short Term Investment (Cost — $1,761,656)				1,761,656
Total Investments — 100.0% (Cost — $22,884,732)				35,726,236
Other Assets in Excess of Liabilities — 0.0%				3,785
Total Net Assets — 100.0%				$35,730,021

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  Rate disclosed is the yield of the position.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

CMT  — Constant Maturity Treasury Rate

LP  — Limited Partnership

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Statement of assets and liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities at value (cost $22,884,732)	$35,726,236
Receivable for Fund shares sold	2,251
Dividends and interest receivable	91,734
Prepaid expenses	5,259
Total Assets	35,825,480
Liabilities:
Payable for Fund shares repurchased	26
Advisory fees payable	1,512
Accrued other expenses	93,921
Total Liabilities	95,459
Net Assets	$35,730,021
Components of Net Assets:
Paid-in capital	$21,240,192
Total distributable earnings	14,489,829
Net Assets	$35,730,021
Total Fund:
Net Assets	$35,730,021
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,156,029
Net Asset Value, Redemption Price and Offering Price Per Share	$30.91

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Statement of operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividend income	$136,775
Interest income	189,375
Total Investment Income	326,150
Expenses:
Advisory fees (Note 3)	109,748
Transfer agent fees and expenses (Note 3)	45,367
Administration and fund accounting fees (Note 3)	44,139
Legal fees	18,391
Shareholder reporting fees	13,644
Audit fees	9,126
Trustees' fees (Note 3)	7,453
Compliance fees (Note 3)	3,032
Insurance fees	3,023
Custody fees (Note 3)	1,699
Miscellaneous fees	4,423
Total Expenses	260,045
Expenses waived by the Adviser (Note 3)	(109,774)
Net Expenses	150,271
Net Investment Income	175,879
Realized and Unrealized Gain on Investments
Net realized gain on investments	1,310,397
Net change in unrealized appreciation/depreciation on investments	2,269,266
Net Realized and Unrealized Gain on Investments	3,579,663
Net Increase in Net Assets Resulting from Operations	$3,755,542

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Statements of changes in net assets

For the Six Months Ended June 30, 2023 (Unaudited) and the Year Ended December 31, 2022	2023	2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$175,879	$247,154
Net realized gain on investments	1,310,397	849,044
Net change in unrealized appreciation/depreciation on investments	2,269,266	(10,396,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,755,542	(9,300,528)
Distributions to Shareholders	—	(1,974,030)
Capital Transactions:
Net proceeds from shares sold	396,473	1,236,052
Reinvestment of distributions	—	1,974,030
Cost of shares repurchased	(1,493,090)	(3,909,008)
Net Decrease in Net Assets from Capital Transactions	(1,096,617)	(698,926)
Total Increase (Decrease) in Net Assets	2,658,925	(11,973,484)
Net Assets:
Beginning of period	33,071,096	45,044,580
End of period	$35,730,021	$33,071,096
Capital Share Transactions:
Shares sold	13,369	37,934
Shares reinvested	—	69,803
Shares repurchased	(51,497)	(124,727)
Net Decrease in Shares Outstanding	(38,128)	(16,990)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each period presented.

	2023*	2022	2021	2020	2019	2018
Net asset value, beginning of year	$27.69	$37.19	$34.73	$30.24	$25.06	$27.88
Income (loss) from investment operations:
Net investment income[1]	0.15	0.21	0.13	0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments	3.07	(7.96)	6.20	6.63	6.36	(0.42)
Total income (loss) from investment operations	3.22	(7.75)	6.33	6.87	6.65	(0.14)
Less distributions:
From net investment income	—	(0.22)	(0.14)	(0.25)	(0.28)	(0.30)
From net realized gain on investments	—	(1.53)	(3.73)	(2.13)	(1.19)	(2.38)
Total distributions	—	(1.75)	(3.87)	(2.38)	(1.47)	(2.68)
Net asset value, end of year	$30.91	$27.69	$37.19	$34.73	$30.24	$25.06
Total return[2]	11.63%[6]	-20.94%	18.53%	22.93%	26.70%	-0.94%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$35,730	$33,071	$45,045	$42,175	$36,994	$35,111
Ratios to average net assets Gross expenses	0.76%[7]	1.44%	1.29%	1.38%	1.34%	1.30%
Net expenses[3,4]	0.44[7]	0.89	0.89	0.89	0.89[5]	0.89
Net investment income	0.52[7]	0.67	0.36	0.74	1.00	0.96
Portfolio turnover rate	8%[6]	12%	11%	22%	12%	19%

*  For the six months ended June 30, 2023 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2024 without the Board of Trustees' consent.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was less than 0.01% for the year ended December 31, 2019.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$24,179,308	$—	$—	$24,179,308
Collateralized Mortgage Obligations	—	3,015	—	3,015
Corporate Bonds	—	8,057,401	—	8,057,401
Foreign Government Agency Issues	—	422,010	—	422,010
Mortgage Backed Securities	—	57,603	—	57,603
U.S. Government Agency Issues	—	626,525	—	626,525
U.S. Treasury Obligations	—	618,718	—	618,718
Total long-term investments	$24,179,308	$9,785,272	$—	$33,964,580
Short-term investment	$1,761,656	$—	$—	$1,761,656
Total investments	$25,940,964	$9,785,272	$—	$35,726,236

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Notes to financial statements (cont'd)

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2023, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Notes to financial statements (cont'd)

extraordinary expenses such as litigation) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2024, without the Board of Trustees' consent.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, is limited to the lower of: (1) the applicable expense cap at time of waiver and/or reimbursement; or (2) the applicable expense cap at the time of the recapture.

At June 30, 2023, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2023:	$103,131
2024:	174,580
2025:	201,146
2026*:	109,774
Total	478,857

*  Eligible for recapture through June 30, 2026.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator, fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar") acts as the Fund's distributor and principal underwriter. For the period ended June 30, 2023, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$44,139
Transfer agent*	$17,726
Compliance	$3,032
Custody	$1,699

*  Statement of operations includes service fees paid to participating insurance companies.

At June 30, 2023, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$29,567
Transfer agent	$12,539
Compliance	$2,019
Custody	$602

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $7,453 for their services and reimbursement of travel expenses during the period ended June 30, 2023. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Note 4. Investment transactions

During the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,496,795	$—
Sales	3,640,937	—

Note 5. Income tax information and distributions to shareholders

At December 31, 2022, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$22,491,215
Gross tax unrealized appreciation	11,808,621
Gross tax unrealized depreciation	(1,236,383)
Net tax unrealized appreciation on investments	10,572,238
Undistributed ordinary income	82,741
Undistributed long-term capital gains	107,072
Other accumulated earnings (loss)	(27,764)
Total distributable earnings	$10,734,287

As of December 31, 2022, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2023 and the fiscal year ended December 31, 2022, was as follows:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$—	$313,451
Net Long Term Capital Gains	—	1,660,579
Total	$—	$1,974,030

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

The Board of Trustees of Trust for Advised Portfolios (the "Trust") has approved the reorganization of the 1919 Variable Socially Responsive Balanced Fund, into a newly created series of Advisor Managed Portfolios, also called 1919 Variable Socially Responsive Balanced Fund (the "Acquiring Fund"). The Acquiring Fund has the same investment objective, investment strategies, and fundamental investment restrictions as the Acquired Fund. In addition, 1919 Investment Counsel, LLC, the Acquired Fund's investment adviser, is the

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
19

Notes to financial statements (cont'd)

Acquiring Fund's investment adviser and the Acquiring Fund has the same portfolio managers as the Acquired Fund. To effectuate the reorganization, the Acquired Fund will transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities. Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund and receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held immediately prior to the reorganization. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. The reorganization does not require shareholder approval but is subject to the satisfaction of certain closing conditions. An information statement describing the reorganization will be mailed to shareholders in advance of the closing of the reorganization. If the closing conditions are satisfied, the reorganization is currently expected to occur in November 2023. Prior to the reorganization, shareholders can continue to purchase and sell shares of the Acquired Fund as described in the Prospectus.

Note 7. Change in independent registered public accounting firm

BBD, LLP ("BBD") served as the independent registered public accounting firm for the Fund to audit the financial statements for the fiscal year ended December 31, 2022. On March 13, 2023, BBD sent a letter of cessation to the SEC indicating that BBD would no longer be serving as auditor. This letter was sent as a result of the Investment Management Group of BBD being acquired by Cohen & Company, Ltd ("Cohen").

The Trust engaged Cohen on February 28, 2023, as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending December 31, 2023.

The report of BBD on the financial statements of the Fund for the fiscal year ended December 31, 2022, contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principle.

In connection with the Fund's audit for the fiscal year ended December 31, 2022, there have been no disagreements, if not resolved to the satisfaction of BBD, that would have caused them to make reference thereto in their report on the financial statements for such period.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
20

Other information (unaudited)

June 30, 2023

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund 2023 Semi-Annual Report
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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President

Date	9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President

Date	9/7/2023

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer

Date	9/7/2023